Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Change in Net Carrying Amount of Goodwill by Segment

The change in the net carrying amount of goodwill for the years ended December 31, 2015 and 2014 by segment is as follows (in thousands):

	Steel Mills	Steel Products	Raw Materials	Total
Balance, December 31, 2013	$495,897	$774,486	$703,225	$1,973,608
Acquisitions	98,505	—	—	98,505
Translation	—	(30,112)	—	(30,112)
Other	—	311	26,352	26,663

Balance, December 31, 2014	594,402	744,685	729,577	2,068,664
Translation	—	(53,618)	—	(53,618)
Other	(3,768)	—	—	(3,768)

Balance, December 31, 2015	$590,634	$691,067	$729,577	$2,011,278

Schedule of Intangible Assets

Intangible assets with estimated useful lives of 5 to 22 years are amortized on a straight-line or accelerated basis and are comprised of the following (in thousands):

	December 31, 2015		December 31, 2014
	Gross Amount	Accumulated Amortization	Gross Amount	Accumulated Amortization
Customer relationships	$1,185,299	$517,817	$1,199,942	$454,353
Trademarks and trade names	155,864	57,756	158,584	48,356
Other	23,025	17,943	22,823	16,547

	$1,364,188	$593,516	$1,381,349	$519,256